DERIVATIVE WARRANT LIABILITY - Disclosure of assumptions used to estimate the fair value of the derivative warrant liability (Details)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.599	0.473
Derivative warrant liability
Class of Warrant or Rights [Line Items]
Number of Warrants | shares		83,432,538
Derivative warrant liability | Risk-Free Interest Rate
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities		0.042
Derivative warrant liability | Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities		0.59
Derivative warrant liability | Stock Price at Valuation Date
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities		1.59
Derivative warrant liability | Exercise Price
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities		2.38
Derivative warrant liability | Average Fair Value per Warrant
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities		0.13
Pallinghurst, IQ And CGF Warrants
Class of Warrant or Rights [Line Items]
Number of Warrants | shares	45,932,538
Pallinghurst, IQ And CGF Warrants | Risk-Free Interest Rate
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.0367
Pallinghurst, IQ And CGF Warrants | Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.98
Pallinghurst, IQ And CGF Warrants | Stock Price at Valuation Date
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	2.48
Pallinghurst, IQ And CGF Warrants | Exercise Price
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	2.38
Pallinghurst, IQ And CGF Warrants | Average Fair Value per Warrant
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.53
Panasonic And Mitsui Warrants
Class of Warrant or Rights [Line Items]
Number of Warrants | shares	25,000,000
Panasonic And Mitsui Warrants | Risk-Free Interest Rate
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.0354
Panasonic And Mitsui Warrants | Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.98
Panasonic And Mitsui Warrants | Stock Price at Valuation Date
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	2.48
Panasonic And Mitsui Warrants | Exercise Price
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	2.38
Panasonic And Mitsui Warrants | Average Fair Value per Warrant
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.87